Financial risk review (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Schedule of Credit Risk Exposure
Loans, outstanding principal balance

	December 31, 2024
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.05 -0.41	2,940,390	—	—	2,940,390
Grades 5 - 6	0.42 - 3.81	4,665,509	297,384	—	4,962,893
Grades 7 - 8	3.82 - 34.52	383,560	71,289	—	454,849
Grades 9 - 10	34.53 - 100	—	—	17,040	17,040
		7,989,459	368,673	17,040	8,375,172
Loss allowance		(45,635)	(20,040)	(12,483)	(78,158)
Total		7,943,824	348,633	4,557	8,297,014

	December 31, 2023
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	2,893,562	—	—	2,893,562
Grades 5 - 6	0.75 - 3.80	3,680,969	237,878	—	3,918,847
Grades 7 - 8	3.81 - 34.51	303,445	69,606	—	373,051
Grades 9 - 10	34.52 - 100	—	—	10,107	10,107
		6,877,976	307,484	10,107	7,195,567
Loss allowance		(34,778)	(17,734)	(6,898)	(59,410)
Total		6,843,198	289,750	3,209	7,136,157
Loan commitments, financial guarantees issued and customers’ liabilities under acceptances

	December 31, 2024
	12-months PD Ranges	Stage 1	Stage 2	Stage 3	Total
Commitments and financial guarantees issued
Grades 1 - 4	0.05 - 0.41	545,855	—	—	545,855
Grades 5 - 6	0.42-3.81	630,648	6,099	—	636,747
Grades 7 - 8	3.82 - 34.52	226,278	5,500	—	231,778
		1,402,781	11,599	—	1,414,380
Customers' liabilities under acceptances
Grades 1 - 4	0.05 - 0.41	204,421	—	—	204,421
Grades 5 - 6	0.42 - 3.81	1,155	—	—	1,155
Grades 7 - 8	3.82 - 34.52	39,489	—	—	39,489
		245,065	—	—	245,065
		1,647,846	11,599	—	1,659,445
Loss allowance		(4,815)	(560)	—	(5,375)
Total		1,643,031	11,039	—	1,654,070

	December 31, 2023
	12-months PD Ranges	Stage 1	Stage 2		Stage 3	Total
Commitments and financial guarantees issued
Grades 1 - 4	0.03 - 0.74	457,901	—		—	457,901
Grades 5 - 6	0.75 -3.80	416,786	24,996		—	441,782
Grades 7 - 8	3.81 - 34.51	160,473	3,550		—	164,023
		1,035,160	28,546		—	1,063,706
Customers' liabilities under acceptances
Grades 1 - 4	0.03 - 0.74	163,438	—		—	163,438
Grades 5 - 6	0.75 - 3.80	2,009	—		—	2,009
Grades 7 - 8	3.81 - 34.51	95,981	—		—	95,981
		261,428	—		—	261,428
		1,296,588	28,546		—	1,325,134
Loss allowance		(3,905)	(1,154)	0	—	(5,059)
Total		1,292,683	27,392		—	1,320,075

	December 31, 2024
	12-months PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.05 - 0.41	1,007,762	—	—	1,007,762
Grades 5 - 6	0.42 - 3.81	72,388	10,427	—	82,815
		1,080,150	10,427	—	1,090,577
Loss allowance		(1,133)	(178)	—	(1,311)
Total		1,079,017	10,249	—	1,089,266

	December 31, 2023
	12-months PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	913,524	—	—	913,524
Grades 5 - 6	0.75 - 3.80	57,674	28,346	—	86,020
		971,198	28,346	—	999,544
Loss allowance		(1,230)	(402)	—	(1,632)
Total		969,968	27,944	—	997,912
Securities at FVOCI

	December 31, 2024
	12-months PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.05 - 0.41	98,771	—	—	98,771
		98,771	—	—	98,771
Loss allowance - FVOCI		(23)	—	—	(23)
Total - Fair value		98,748	—	—	98,748

	December 31, 2023
	12-months PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	11,825	—	—	11,825
		11,825	—	—	11,825
Loss allowance - FVOCI		(1)	—	—	(1)
Total - Fair value		11,824	—	—	11,824

Schedule of Financial Assets that are Either Current or Past Due
The following table presents information of the current and past due balances of loans as of December 31:

	December 31,
	2024	2023
Current	8,358,132	7,185,460
Past due (1)	17,040	10,107
Total	8,375,172	7,195,567
(1) Past due loans are classified in Stage 3.

Schedule of Credit Exposure of Derivative Transactions
The following table presents an analysis of counterparty credit exposures arising from derivative transactions. The Bank's derivative fair values are generally secured by cash.

	December 31, 2024
	Notional value USD	Derivative financial instruments - fair value assets	Derivative financial instruments - fair value liabilities
Interest rate swaps	1,132,827	10,805	(2,667)
Cross-currency swaps	1,391,715	11,510	(139,038)
Total	2,524,542	22,315	(141,705)

	December 31, 2023
	Notional value USD	Derivative financial instruments - fair value assets	Derivative financial instruments - fair value liabilities
Interest rate swaps	987,394	11,358	(790)
Cross-currency swaps	1,678,042	145,909	(39,823)
Total	2,665,436	157,267	(40,613)

Schedule of Macroeconomic Assumptions Used in the Base, Optimistic and Pessimistic Scenarios
The table below lists the alert model's macroeconomic assumptions for countries representing the higher exposures, for the base, upside and downside scenarios over the five-year forecasted average available for each reporting period.

		Variable
		GDP Growth (Var.% )		ComEx Growth Index (Var.% )
		December 31,		December 31,
	Scenario	2024	2023	2024	2023
	Central	2.3%	2.1%	5.3%	2.5%
Brazil	Upside	3.3%	3.1%	8.8%	6.0%
	Downside	0.9%	0.7%	1.3%	-1.5%
	Central	2.6%	2.4%	3.0%	0.2%
Colombia	Upside	3.7%	3.5%	6.0%	3.2%
	Downside	1.3%	1.1%	-0.5%	-3.3%
	Central	1.8%	2.4%	2.8%	4.9%
Mexico	Upside	2.8%	3.4%	6.8%	8.9%
	Downside	0.6%	1.2%	-1.7%	0.4%
	Central	2.3%	1.8%	4.4%	1.4%
Chile	Upside	3.4%	2.9%	7.9%	4.9%
	Downside	1.1%	0.6%	0.4%	-2.6%
	Central	4.8%	4.2%	4.5%	3.6%
Dominican Republic	Upside	6.0%	5.4%	8.0%	7.1%
	Downside	3.5%	2.9%	0.5%	-0.4%
	Central	3.5%	3.4%	5.8%	4.7%
Guatemala	Upside	4.5%	4.4%	8.8%	7.7%
	Downside	2.3%	2.2%	2.3%	1.2%
	Central	2.9%	2.3%	4.2%	2.7%
Peru	Upside	3.9%	3.3%	7.7%	6.2%
	Downside	1.7%	1.1%	0.2%	-1.3%
	Central	1.6%	1.8%	2.1%	0.2%
Ecuador	Upside	2.6%	2.8%	5.1%	3.2%
	Downside	0.1%	0.3%	-1.4%	-3.3%

Schedule of Reconciliation of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount for Financial Instruments
The following tables show reconciliations from the opening to the closing balances of the loss allowance by class of financial instrument. The basis for determining transfers due to changes in credit risk is set out in our accounting policy in Note 3.4 (K).
A.    Credit risk (continued)
Loans at amortized cost

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2023	34,778	17,734	6,898	59,410
Transfer to lifetime expected credit losses	(235)	(1,237)	1,472	—
Net effect of changes in allowance for expected credit losses	(1,007)	6,013	2,978	7,984
Financial instruments that have been derecognized during the year	(23,723)	(5,807)	—	(29,530)
New financial assets originated or purchased	35,822	3,337	—	39,159
Recoveries	—	—	1,135	1,135
Allowance for expected credit losses as of December 31, 2024	45,635	20,040	12,483	78,158

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2022	28,589	5,050	21,561	55,200
Transfer to lifetime expected credit losses	(752)	752	—	—
Net effect of changes in allowance for expected credit losses	(2,363)	11,195	6,481	15,313
Financial instruments that have been derecognized during the year	(17,950)	(879)	—	(18,829)
New instruments originated or purchased	27,254	1,616	—	28,870
Write-offs	—	—	(21,144)	(21,144)
Allowance for expected credit losses as of December 31, 2023	34,778	17,734	6,898	59,410
The allowance for expected credit losses on loan commitments and financial guarantee contracts reflects the Bank’s Management is estimate of expected credit losses of customers’ liabilities under acceptances and contingent liabilities such as: confirmed letters of credit, stand-by letters of credit, guarantees, and credit commitments.

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2023	3,905	1,154	—	5,059
Transfer to lifetime expected credit losses	(84)	84	—	—
Net effect of changes in reserve for expected credit losses	(154)	312	—	158
Financial instruments that have been derecognized during the year	(2,671)	(1,136)	—	(3,807)
New instruments originated or purchased	3,819	146	—	3,965
Allowance for expected credit losses as of December 31, 2024	4,815	560	—	5,375
A.    Credit risk (continued)

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2022	3,605	23	—	3,628
Transfer to lifetime expected credit losses	(24)	24	—	—
Transfer to 12-month expected credit losses	22	(22)	—	—
Net effect of changes in reserve for expected credit losses	(58)	21	—	(37)
Financial instruments that have been derecognized during the year	(2,824)	—	—	(2,824)
New instruments originated or purchased	3,184	1,108	—	4,292
Allowance for expected credit losses as of December 31, 2023	3,905	1,154	—	5,059
Securities at amortized cost

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2023	1,230	402	—	1,632
Transfer to lifetime expected credit losses	(21)	21	—	—
Net effect of changes in allowance for expected credit losses	(55)	(7)	(331)	(393)
Financial instruments that have been derecognized during the year	(392)	(238)	—	(630)
New financial assets originated or purchased	371	—	—	371
Recoveries	—	—	331	331
Allowance for expected credit losses as of December 31, 2024	1,133	178	—	1,311

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2022	2,170	1,779	4,002	7,951
Transfer to lifetime expected credit losses	(46)	46	—	—
Net effect of changes in allowance for expected credit losses	(58)	547	1,252	1,741
Financial instruments that have been derecognized during the year	(1,074)	(218)	—	(1,292)
New financial assets originated or purchased	238	—	—	238
Write-offs	—	(1,752)	(5,254)	(7,006)
Allowance for expected credit losses as of December 31, 2023	1,230	402	—	1,632
Securities at FVOCI

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2023	1	—	—	1
Net effect of changes in allowance for expected credit losses	1	—	—	1
New financial assets originated or purchased	21	—	—	21
Allowance for expected credit losses as of December 31, 2024	23	—	—	23

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2022	10	—	—	10
Financial instruments that have been derecognized during the year	(11)	—	—	(11)
New financial assets originated or purchased	2	—	—	2
Allowance for expected credit losses as of December 31, 2023	1	—	—	1

The following table provides a reconciliation between:
-    Amounts shown in the previous tables reconciling opening and closing balances of loss allowance per class of financial instrument; and
-    The provision for credit losses’ line item in the consolidated statement of profit or loss.

	Loans at amortized cost	Loan commitments and financial guarantee contracts	Securities
December 31, 2024			At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	7,984	158	(393)	1	7,750
Financial instruments that have been derecognized during the year	(29,530)	(3,807)	(630)	—	(33,967)
New financial assets originated or purchased	39,159	3,965	371	21	43,516
Total	17,613	316	(652)	22	17,299
A.    Credit risk (continued)

	Loans at amortized cost	Loan commitments and financial guarantee contracts	Securities
December 31, 2023			At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	15,313	(37)	1,741	—	17,017
Financial instruments that have been derecognized during the year	(18,829)	(2,824)	(1,292)	(11)	(22,956)
New financial assets originated or purchased	28,870	4,292	238	2	33,402
Total	25,354	1,431	687	(9)	27,463

	Loans at amortized cost	Loan commitments and financial guarantee contracts	Securities
December 31, 2022			At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	4,208	(199)	4,897	—	8,906
Financial instruments that have been derecognized during the year	(13,217)	(3,117)	(420)	(16)	(16,770)
New financial assets originated or purchased	22,560	3,141	1,684	—	27,385
Total	13,551	(175)	6,161	(16)	19,521

Schedule of Reconciliation of Changes in the Net Carrying Amount of Credit-Impaired Loans
The following table sets out a reconciliation of changes in the carrying amount of the allowance for credit losses for credit-impaired financial assets:

	December 31,
Loans at amortized cost:	2024	2023
Credit-impaired loans at beginning of year	6,898	21,561
Classified as credit-impaired during the year	1,472	—
Change in allowance for expected credit losses	2,832	6,181
Interest income	146	300
Write-off	—	(21,144)
Recoveries	1,135	—
Credit-impaired loans at end of year	12,483	6,898

	December 31,
Securities at amortized cost:	2024	2023
Investments at amortized cost with credit impairment at beginning of year	—	4,002
Change in allowance for expected credit losses	(331)	1,249
Interest income	—	3
Write-off	—	(5,254)
Recoveries	331	—
Credit-impaired for investments at amortized cost at end of year	—	—

Schedule of Concentrations of Credit Risk by Sector and Industry
Concentration by sector and industry

	Principal balance Loans at amortized cost		Loans commitments and financial guarantee contracts		Principal balance Securities at amortized cost
	December 31,		December 31,		December 31,
	2024	2023	2024	2023	2024	2023
Carrying amount - principal	8,375,172	7,195,567	245,065	261,428	1,090,577	999,544
Amount committed/guaranteed	—	—	1,414,380	1,063,706	—	—

Concentration by sector
Corporations:
Private	4,394,226	3,192,357	913,266	727,379	606,249	582,877
State-owned	963,775	1,204,471	82,241	115,542	11,854	20,619
Financial institutions:
Private	2,521,065	2,248,150	140,287	97,381	353,273	311,870
State-owned	413,775	464,917	523,651	384,832	28,264	35,149
Sovereign	82,331	85,672	—	—	90,937	49,029
Total	8,375,172	7,195,567	1,659,445	1,325,134	1,090,577	999,544

Concentration by industry
Financial institutions	2,934,840	2,713,067	663,938	482,213	398,390	351,463
Manufacturing	2,364,969	1,702,514	555,844	464,433	365,954	346,140
Oil and petroleum derived products	950,225	1,330,526	95,878	106,518	87,902	95,144
Agricultural	448,366	239,498	32,229	22,546	—	—
Services	639,701	465,113	163,396	108,632	113,323	84,840
Mining	267,581	328,415	51,413	26,329	14,676	9,690
Sovereign	82,331	85,672	—	—	53,908	49,029
Other	687,159	330,762	96,747	114,463	56,424	63,238
Total	8,375,172	7,195,567	1,659,445	1,325,134	1,090,577	999,544
A.    Credit risk (continued)
Concentration by sector and industry at fair value OCI:

	Securities FVOCI
	December 31,
	2024	2023
Carrying amount - principal	98,748	11,824

Concentration by sector
Financial institutions:
State-owned	98,748	11,824
Total	98,748	11,824

Concentration by industry
Financial institutions	98,748	11,824
Total	98,748	11,824

Schedule of Concentrations of Credit Risk by Country
Concentration by country

	Principal balance - Loans at amortized cost		Loans commitments and financial guarantee contracts		Principal balance - Securities at amortized cost

	December 31,		December 31,		December 31,
	2024	2023	2024	2023	2024	2023
Carrying amount - principal	8,375,172	7,195,567	245,065	261,428	1,090,577	999,544
Amount committed/guaranteed	—	—	1,414,380	1,063,706	—	—

Concentration by country
Argentina	109,989	52,264	248	—	—	—
Australia	—	—	—	—	9,784	4,803
Belgium	17,632	14,223	—	—	14,868	—
Bolivia	—	—	1,000	4,270	—	—
Brazil	1,242,830	1,008,633	188,125	83,932	23,863	31,009
Canada	11,742	22,599	26,413	24,996	44,050	38,508
Chile	451,288	454,885	50,976	16,423	37,114	79,495
Colombia	908,811	938,897	82,225	67,545	14,864	23,837
Korea	—	—	—	—	14,349	1,839
Costa Rica	351,514	284,709	55,263	51,895	8,001	7,988
Dominican Republic	851,951	637,199	122,057	157,986	—	4,705
Ecuador	217,682	190,628	269,369	259,597	—	—
El Salvador	70,163	82,500	20,000	—	—	—
France	91,746	27,454	46,573	96,249	14,897	—
Germany	—	—	15,000	15,000	29,632	14,750
Guatemala	998,379	704,012	113,028	100,227	—	—
Honduras	214,695	221,672	1,625	975	—	—
China	15,000	15,000	—	—	—	—
Ireland	—	—	—	—	14,281	14,976
Israel	—	—	—	—	—	4,788
Italy	1,738	—	—	—	—	14,660
Jamaica	43,176	101,858	—	—	—	—
Japan	9,362	12,037	—	—	61,286	38,548
Luxembourg	—	89,833	—	—	—	—
Mexico	1,018,753	838,495	184,208	83,561	27,633	62,229
Netherlands	—	—	25,764	800	—	—
Norway	—	—	—	—	9,764	9,838
Panama	452,130	374,364	22,243	29,301	71,270	33,977
Paraguay	191,843	186,426	230	230	—	—
Peru	413,588	536,236	356,978	223,460	30,459	30,635
Puerto Rico	22,320	—	10,000	—	—	—
Spain	—	—	8	—	—	—
Singapore	280,491	145,807	6,514	7,057	—	—
Sweden	—	—	—	—	14,798	—
Trinidad and Tobago	166,952	132,783	—	—	—	—
United States of America	134,437	74,139	7,114	—	611,068	539,727
United Kingdom	74,311	37,314	—	—	38,596	43,232
Uruguay	12,649	11,600	54,484	101,630	—	—
Total	8,375,172	7,195,567	1,659,445	1,325,134	1,090,577	999,544
A.    Credit risk (continued)
Concentration by country financial instruments at fair value OCI:

	Securities at FVOCI
	December 31,
	2024	2023
Carrying amount - principal	98,748	11,824

Concentration by country
Multilateral	98,748	11,824
Total	98,748	11,824

Schedule of Offsetting Financial Assets and Liabilities
The following tables include financial assets and liabilities that are offset in the consolidated financial statement or subject to an enforceable master netting arrangement:
a)Derivative financial instruments – assets

	December 31, 2024
	Gross amounts of assets	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments	Cash collateral received
Derivative financial instruments used for hedging	22,315	—	22,315	—	(6,410)	15,905
Total	22,315	—	22,315	—	(6,410)	15,905

	December 31, 2023
	Gross amounts of assets	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments	Cash collateral received
Derivative financial instruments used for hedging	157,267	—	157,267	—	(152,111)	5,156
Total	157,267	—	157,267	—	(152,111)	5,156
Securities sold under repurchase agreements and derivative financial instruments – liabilities

	December 31, 2024
	Gross amounts of liabilities	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments	Cash collateral received
Securities sold under repurchase agreements at amortized cost	(212,931)	—	(212,931)	239,046	564	26,679

Derivative financial instruments used for hedging at FVTPL	(141,705)	—	(141,705)	—	116,743	(24,962)
Total	(354,636)	—	(354,636)	239,046	117,307	1,717

	December 31, 2023
	Gross amounts of liabilities	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments	Cash collateral received
Securities sold under repurchase agreements at amortized cost	(310,197)	—	(310,197)	342,271	8,087	40,161

Derivative financial instruments used for hedging at FVTPL	(40,613)	—	(40,613)	—	34,297	(6,316)
Total	(350,810)	—	(350,810)	342,271	42,384	33,845

Schedule of Bank's Liquid Assets Along with Average Information
The following table details the Bank’s liquidity ratios:

	December 31,
	2024	2023
At the end of the year	264.58%	205.80%
Year average	181.75%	177.20%
Maximum of the year	335.28%	357.00%
Minimun of the year	107.20%	111.50%

Schedule of Bank's Liquid Assets by Geographical Location
The following table includes the Bank’s liquid assets by country risk:

	December 31, 2024			December 31, 2023
(in millions of USD dollars)	Cash and due from banks	Securities FVOCI	Total	Cash and due from banks	Securities FVOCI	Total
United States of America	1,650	—	1,650	1,904	—	1904
Other O.E.C.D countries	41	—	41	—	—	—
Latin America	3	—	3	7	—	7
Other countries	—	—	—	1	—	1
Multilareal	125	99	224	75	12	87
Total	1,819	99	1,918	1,987	12	1,999

Schedule of Bank's Demand Deposits Ratio on Total Deposits
The following table includes the Bank’s demand deposits from customers and its ratio to total deposits from customers:

	December 31,
	2024	2023
(in millions of USD dollars)
Demand and "overnight" deposits	694	748
Demand and "overnight" deposits to total deposits	12.82%	17.00%

Schedule of Bank's Demand Deposits from Customers is Satisfied by the Bank's Liquid Assets
The liquidity requirements resulting from the Bank’s demand deposits from customers is satisfied by the Bank’s liquid assets as follows:

	December 31,
(in millions of USD dollars)	2024	2023
Total liquid assets	1,918	1,999
Total assets to total liabilities	35.45%	45.40%
Total liquid assets in the Federal Reserve of the United States of America	53.21%	94.30%

Schedule of Bank's Loans and Securities Short-Term Portfolio with Maturity Within One Year
The following table includes the carrying amount for the Bank’s loans and securities short-term portfolio with maturity within one year based on their original contractual term along with its average remaining term:

	December 31,
(in millions of USD dollars)	2024	2023
Loan portfolio at amortized cost and investment portfolio less than/equal to 1 year according to its original terms	5,127	4,087
Average term (days)	187	197

Schedule of Bank's Loans and Securities Short-Term Portfolio with Medium Term Maturity
The following table includes the carrying amount for the Bank’s loans and securities medium term portfolio with maturity over one year based on their original contractual terms along with their average remaining term:

	December 31,
(in millions of USD dollars)	2024	2023
Loan portfolio at amortized cost and investment portfolio greater than/equal to 1 year according to its original terms	4,438	4,119
Average term (days)	1388	1381

Schedule of Future Cash Flows Between Assets and Liabilities Grouped by its Remaining Maturity with Respect to the Contractual Maturity
The following table details the future undiscounted cash flows of financial assets and liabilities grouped by their remaining maturity with respect to the contractual maturity:

	December 31, 2024
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Gross inflows (outflows)	Carrying amount
Assets
Cash and due from banks	1,944,338	5,286	15,710	—	—	1,965,334	1,963,838
Securities	84,980	66,341	109,616	1,036,660	44,522	1,342,119	1,201,930
Loans	2,759,031	2,018,051	1,557,065	2,583,263	247,238	9,164,648	8,383,829
Derivative financial instruments - assets	1,218	9,484	951	10,592	70	22,315	22,315
Total	4,789,567	2,099,162	1,683,342	3,630,515	291,830	12,494,416	11,571,912

Liabilities
Deposits	(4,413,516)	(597,055)	(354,883)	(93,369)	—	(5,458,823)	(5,461,901)
Securities sold under repurchase agreements	(101,528)	—	(23,268)	(89,355)	—	(214,151)	(212,931)
Borrowings and debt	(1,089,794)	(636,362)	(591,934)	(2,012,423)	(38,012)	(4,368,525)	(4,352,316)
Interest payable	(49,113)	(51,997)	(83,583)	(261,617)	(9,413)	(455,723)	(37,508)
Lease liabilities	(244)	(276)	(684)	(5,592)	(12,437)	(19,233)	(19,232)
Derivative financial instruments - liabilities	(9,379)	(70)	(1,192)	(129,609)	(1,455)	(141,705)	(141,705)
Total	(5,663,574)	(1,285,760)	(1,055,544)	(2,591,965)	(61,317)	(10,658,160)	(10,225,593)

Subtotal net position	(874,007)	813,402	627,798	1,038,550	230,513	1,836,256	1,346,319

Off-balance sheet contingencies
Confirmed letters of credit	358,624	141,422	36,304	—	—	536,350
Stand-by letters of credit and guarantees	141,843	133,149	178,798	66,495	—	520,285
Credit commitments	60,341	39,900	40,350	208,868	8,286	357,745
Total	560,808	314,471	255,452	275,363	8,286	1,414,380
Total net position	(1,434,815)	498,931	372,346	763,187	222,227	421,876
B.    Liquidity risk (continued)

	December 31, 2023
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Gross inflows (outflows)	Carrying amount
Assets
Cash and due from banks	2,048,021	—	—	—	—	2,048,021	2,047,452
Securities	10,992	89,836	110,816	886,944	32,117	1,130,705	1,022,131
Loans	1,935,474	1,775,280	1,524,298	2,580,310	243,491	8,058,853	7,220,520
Derivative financial instruments - assets	2,510	5,783	54,983	90,516	3,473	157,265	157,267
Total	3,996,997	1,870,899	1,690,097	3,557,770	279,081	11,394,844	10,447,370

Liabilities
Deposits	(3,270,253)	(536,751)	(606,002)	(90,194)	—	(4,503,200)	(4,451,025)
Securities sold under repurchase agreements	(317,951)	—	—	—	—	(317,951)	(310,197)
Borrowings and debt	(775,690)	(675,928)	(896,341)	(1,963,189)	(54,127)	(4,365,275)	(4,351,988)
Interest payable	(80,776)	(70,386)	(93,339)	(204,431)	(5,635)	(454,567)	(49,217)
Lease liabilities	(284)	(286)	(572)	(4,728)	(10,837)	(16,707)	(16,707)
Derivative financial instruments - liabilities	(17,188)	(1,994)	(7,849)	(11,661)	(2,034)	(40,726)	(40,613)
Total	(4,462,142)	(1,285,345)	(1,604,103)	(2,274,203)	(72,633)	(9,698,426)	(9,219,747)

Subtotal net position	(465,145)	585,554	85,994	1,283,567	206,448	1,696,418	1,227,623

Off-balance sheet contingencies
Confirmed letters of credit	264,603	64,100	345	16,560	—	345,608
Stand-by letters of credit and guarantees	196,775	79,659	199,191	15,000	—	490,625
Credit commitments	20,000	39,497	37,546	130,430	—	227,473
Total	481,378	183,256	237,082	161,990	—	1,063,706
Total net position	(946,523)	402,298	(151,088)	1,121,577	206,448	632,712

Schedule of Liquidity Reserves
The following table sets out the components of the Banks’s liquidity reserves:

	December 31, 2024		December 31, 2023
	Amount	Fair value	Amount	Fair value
Balances with Federal Reserve of the United States of America	1,020,858	1,020,858	1,884,204	1,884,204
Cash and due from banks (1)	799,073	799,073	102,864	102,864
Total	1,819,931	1,819,931	1,987,068	1,987,068
(1)Excludes pledged deposits.

Schedule of Financial Assets Available to Support Future Funding
The following table sets out the Bank’s financial assets available to support future funding:

	December 31, 2024		December 31, 2023
	Pledged as collateral	Available as collateral	Pledged as collateral	Available as collateral
Cash and due from banks	143,907	1,819,931	60,384	1,987,068
Notional of investment securities	558,981	665,715	400,825	619,533
Loans at amortized cost - outstanding principal balance	—	8,375,172	—	7,195,567
Total	702,888	10,860,818	461,209	9,802,168

Schedule of Bank's Interest Rate Gap Position
The table below details the Bank's exposure based on interest rate repricing/maturity date for the notional amount of the interest bearing financial assets and liabilities on interest-bearing financial assets and liabilities:

	December 31, 2024
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Without interest rate risk	Total
Assets
Cash and due from banks	1,940,840	5,000	15,000	—	—	2,998	1,963,838
Securities - principal	83,294	64,955	104,954	907,612	28,510	—	1,189,325
Loans - principal balance	5,053,040	2,025,688	1,039,106	248,045	9,293	—	8,375,172
Total	7,077,174	2,095,643	1,159,060	1,155,657	37,803	2,998	11,528,335

Liabilities
Demand deposits and time deposits	(4,404,015)	(645,546)	(336,377)	(24,130)	—	(2,656)	(5,412,724)
Securities sold under repurchase agreements	(133,898)	—	(58,636)	(20,397)	—	—	(212,931)
Borrowings and debt	(2,932,280)	(801,575)	(460,355)	(158,106)	—	—	(4,352,316)
Total	(7,470,193)	(1,447,121)	(855,368)	(202,633)	—	(2,656)	(9,977,971)

Net effect of derivative financial instruments held for interest risk management	(8,159)	9,414	(242)	(119,018)	(1,385)	—	(119,390)
Total interest rate sensitivity	(401,178)	657,936	303,450	834,006	36,418	342	1,430,974

C.    Market risk (continued)

	December 31, 2023
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Without interest rate risk	Total
Assets
Cash and due from banks	2,044,103	—	—	—	—	3,349	2,047,452
Securities - principal	14,169	60,256	82,951	824,836	29,156	—	1,011,368
Loans - principal balance	4,292,324	1,699,301	915,143	280,005	8,794	—	7,195,567
Total	6,350,596	1,759,557	998,094	1,104,841	37,950	3,349	10,254,387

Liabilities
Demand deposits and time deposits	(3,553,774)	(442,338)	(342,686)	(59,029)	—	(10,322)	(4,408,149)
Securities sold under repurchase agreements	(310,197)	—	—	—	—	—	(310,197)
Borrowings and debt	(2,653,379)	(381,795)	(483,731)	(818,947)	(14,136)	—	(4,351,988)
Total	(6,517,350)	(824,133)	(826,417)	(877,976)	(14,136)	(10,322)	(9,070,334)

Net effect of derivative financial instruments held for interest risk management	(3,485)	3,790	47,134	78,855	1,439	—	127,733
Total interest rate sensitivity	(170,239)	939,214	218,811	305,720	25,253	(6,973)	1,311,786

Schedule of Sensitivity Analysis of Fair Value Due to Change in Interest Rate.
The following table presents the sensitivity analysis performed for the Bank:

	Change in interest rate	Effect on profit or loss	Effect on equity	Effect on equity value (EVE)
December 31, 2024	+50 bps	343	9,586	(14,709)
	-50 bps	(668)	(9,770)	14,714

December 31, 2023	+50 bps	1,669	3,881	(9,047)
	-50 bps	(1,786)	(2,861)	9,199

Schedule of Risk Arising from Financial Instruments
The following table presents the maximum exposure amount in foreign currency of the Bank’s carrying amount of total assets and liabilities, except for hedging relationships.

	December 31, 2024
	Brazilian real	European euro	Japanese yen	Colombian peso	Mexican peso	Other currencies(1)	Total
Exchange rate	6.17	1.04	157.28	4,405.29	20.89
Assets
Cash and due from banks	110	242	1	34	1,210	19	1,616
Loans	—	25,886	—	—	310,630	—	336,516
Total	110	26,128	1	34	311,840	19	338,132

Liabilities
Borrowings and debt	—	(25,748)	—	—	(311,562)	—	(337,310)
Total	—	(25,748)	—	—	(311,562)	—	(337,310)

Net currency position	110	380	1	34	278	19	822
C.    Market risk (continued)

	December 31, 2023
	Brazilian real	European euro	Japanese yen	Colombian peso	Mexican peso	Other currencies(1)	Total
Exchange rate	4.85	1.10	141	3,875.97	16.98
Assets
Cash and due from banks	10	387	45	35	1,314	14	1,805
Loans	—	30,360	—	—	304,529	—	334,889
Total	10	30,747	45	35	305,843	14	336,694

Liabilities
Borrowings and debt	—	(30,360)	—	—	(305,631)	—	(335,991)
Total	—	(30,360)	—	—	(305,631)	—	(335,991)

Net currency position	10	387	45	35	212	14	703
(1)It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Sterling pound and Peruvian soles.